AXS Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$148,094,084
TOTAL NET ASSETS — 100.0%	$148,094,084

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	ARK Innovation ETF	Pay	3.27% (OBRF01* - 205bps)	At Maturity	8/7/2024	$(70,470,881)	$-	$(3,027,971)
Clear Street	ARK Innovation ETF	Pay	3.12% (OBRF01* - 220bps)	At Maturity	4/1/2024	(66,636,185)	-	(35,797,582)
TOTAL EQUITY SWAP CONTRACTS								$(38,825,553)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.